Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
16.     LEASES
The Company has entered into leases primarily for real estate, manufacturing equipment and vehicles with terms that range from 1 year to 8.5 years, excluding land use rights which generally extend over 90 years. These leases often include options to extend the term of the lease, most often for a period of 5 years. When it is reasonably certain that the option will be exercised, the impact of the option is included in the lease term for purposes of determining total future lease payments.
Costs associated with the Company’s operating lease expense were as follows:

2021
Operating lease expense	$325
Short-term lease expense	16
Variable lease expense	26

Total lease expense	$367

Supplemental information related to the Company’s operating leases was as follows:

2021
Operating cash flows – cash paid	$373
New right-of-use assets	$91
Weighted-average remaining lease term	9 years
Weighted-average discount rate	4.5%
At December 31, 2021, the Company had commitments under operating leases requiring annual payments as follows:

Total
2022	$300
2023	268
2024	234
2025	205
2026	176
2027 and thereafter	835

2,018
Less: amount representing interest	338

Total lease liabilities	$1,680

Current operating liabilities	$274
Non-current operating lease liabilities	1,406

Total lease liabilities	$1,680

As of December 31, 2021, the Company ha
d
additional operating leases, primarily for manufacturing facilities, that ha
d
not yet commenced of $12 million. These operating leases will commence during 2022 and have lease terms of 1 to 10 years.
The Company’s finance leases were not material for any of the periods presented.